GOODWILL (Tables)	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	As of March 31,	As of December 31,
	2023	2022	2021
	(unaudited)
Beginning balance	-
Addition	60,006
Impairment	-	-	-
Closing balance	60,006	-	-